As filed with the Securities and Exchange Commission on July 7, 2014

Securities Act File No. 333-57793

Investment Company Act of 1940 File No. 811-08839

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☒
Post-Effective Amendment No. 123

And

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 125

SPDR® SERIES TRUST

(Exact Name of Registrant as Specified in Charter)

One Lincoln Street

Boston, Massachusetts 02111

(Address of Principal Executive Offices)

Registrant’s Telephone Number: (866) 787-2257

Christopher A. Madden, Esq.

State Street Bank and Trust Company

One Lincoln Street/CPH0326

Boston, Massachusetts 02111

(Name and Address of Agent for Service)

Copies to:

W. John McGuire, Esq.

Bingham McCutchen LLP

2020 K Street NW

Washington, DC 20006

It is proposed that this filing will become effective:

☒	immediately upon filing pursuant to Rule 485, paragraph (b)
☐	on pursuant to Rule 485, paragraph (b)
☐	60 days after filing pursuant to Rule 485, paragraph (a)(1)
☐	on pursuant to Rule 485, paragraph (a)(1)
☐	75 days after filing pursuant to Rule 485, paragraph (a)(2)
☐	on pursuant to Rule 485, paragraph (a)(2)
☐	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement under Rule 485(b) under the Securities Act and has caused this amendment to the registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of Boston and Commonwealth of Massachusetts on the 7th day of July, 2014.

SPDR® SERIES TRUST

By:	/s/ Ellen M. Needham
Ellen M. Needham President

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, this amendment to the registration statement has been signed below by the following persons in the capacities and on the date indicated:

SIGNATURES	TITLE	DATE

/s/ Bonny E. Boatman*	Trustee	July 7, 2014
Bonny E. Boatman

/s/ Dwight D. Churchill*	Trustee	July 7, 2014
Dwight D. Churchill

/s/ David M. Kelly*	Trustee	July 7, 2014
David M. Kelly

/s/ Frank Nesvet*	Trustee	July 7, 2014
Frank Nesvet

/s/ Carl G. Verboncoeur*	Trustee	July 7, 2014
Carl G. Verboncoeur

/s/ James E. Ross*	Trustee	July 7, 2014
James E. Ross

/s/ Ellen M. Needham Ellen M. Needham	President and Principal Executive Officer	July 7, 2014

/s/ Chad C. Hallett	Treasurer and Principal Financial Officer	July 7, 2014
Chad C. Hallett

*By:	/s/ Christopher A. Madden
Christopher A. Madden As Attorney-in-Fact Pursuant to Power of Attorney

Exhibit Index

Exhibit No.
EX-101.INS	XBRL Instance Document
EX-101.SCH	XBRL Taxonomy Extension Schema Document
EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase
EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase
EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase
EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase